SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2025
SEGMENTED INFORMATION

18. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company’s Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance. We have determined that each producing mine represents an operating segment, of which there is one as of September 30, 2025.

The Company’s revenues for the nine months ended September 30, 2025 of $61,683 (September 30, 2024 - $41,796) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, and is considered to be one single reportable operating segment.

On the consolidated statements of operations, the Company had revenue from the following product mixes:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Silver	$9,195	$6,462	$25,143	$18,246
Copper	6,461	6,497	20,796	18,329
Gold	6,367	3,359	19,484	9,894
Penalties, treatment costs and refining charges	(981)	(1,702)	(3,740)	(4,673)
Total revenue from mining operations	$21,042	$14,616	$61,683	$41,796

For the three and nine months ended September 30, 2025 and 2024, the Company had the following customers that accounted for total revenues as follows:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Customer #1	$20,170	$14,117	$57,654	$35,404
Customer #2	(6)	487	3,151	5,930
Other customers	878	12	878	462
Total revenue from mining operations	$21,042	$14,616	$61,683	$41,796

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	September 30, 2025	December 31, 2024
Exploration and evaluation assets - Mexico	$16,242	$52,890
Total exploration and evaluation assets	$16,242	$52,890

	September 30, 2025	December 31, 2024
Plant, equipment, and mining properties - Mexico	$119,682	$53,400
Plant, equipment, and mining properties - Canada	340	401
Total plant, equipment, and mining properties	$120,022	$53,801